Segment Information	12 Months Ended
Dec. 31, 2021
Segment Information
Segment Information

NOTE 8 – Segment Information

The chief operating decision maker (“CODM”) is the Company’s CEO. Neither the CODM nor the Company’s directors receive disaggregated financial information about the locations in which research and development is occurring. Therefore, the Company considers that it has only one reporting segment.

NOTE 9 – Segment Information

The following table presents the Company’s tangible fixed assets by geographic region:

	December 31,	December 31,
	2021	2020
United States	$—	$—
United Kingdom	—	—
Total	$—	$—